Segment Information (Reconciliation of Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 4,685,930	$ 4,670,751
Reportable Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	4,459,650	4,499,484
Las Vegas Locals
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,792,119	1,785,858
Downtown Las Vegas
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	170,574	157,319
Midwest and South
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	2,496,957	2,556,307
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 226,280	$ 171,267